Statutory Reserve and Additional Paid-In Capital	12 Months Ended
Dec. 31, 2025
Statutory Reserve and Additional Paid-In Capital [Abstract]
STATUTORY RESERVE AND ADDITIONAL PAID-IN CAPITAL

NOTE 20 — STATUTORY RESERVE AND ADDITIONAL PAID-IN CAPITAL

Statutory reserve

The statutory reserve represents restricted retained earnings. The Company’s PRC subsidiary is required to transfer 10% of their net income, as determined under PRC accounting rules and regulations, to a statutory reserve fund until such reserve balance reaches 50% of the Company’s registered capital. The registered share capital of the Company’s PRC subsidiary was $14,743,590 (HK$115,000,000) and its maximum reserve balance was $7,731,795 (HK$ 57,500,000) as of December 31, 2025 and 2024.

Under the PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation. Amounts restricted include the PRC subsidiary’s paid-in capital and statutory reserves. As of December 31, 2025 and 2024, the statutory reserve subject to such restrictions amounted to $2,365,592 (RMB16,000,966) and $2,253,177 (RMB15,408,737), respectively.

Additional paid-in capital

As of December 31, 2025 and 2024, the additional paid-in capital of the Company was $8,295,213 and $nil, respectively.